Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Thousands	Total	Share capital [member]	Other reserves [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2014	¥ 16,771,667	¥ 10,800,000	¥ 4,179,276	¥ 1,520,996	¥ 16,500,272	¥ 271,395
Profit for the year	3,310,411
Other comprehensive income/(loss)	0
Total comprehensive income for the year	3,310,411	0	0	3,274,308	3,274,308	36,103
Employees share option scheme	22,702	0	22,702	0	22,702	0
Dividends paid by subsidiaries to non-controlling interests	(10,460)	0	0	0	0	(10,460)
Utilisation of safety production fund	0	0	(312)	312	0	0
Ending Balance at Dec. 31, 2015	20,094,320	10,800,000	4,201,666	4,795,616	19,797,282	297,038
Profit for the year	5,981,473	0	0	5,968,466	5,968,466	13,007
Other comprehensive income/(loss)	18,213	0	18,213	0	18,213	0
Total comprehensive income for the year	5,999,686	0	18,213	5,968,466	5,986,679	13,007
Dividends proposed and approved	(1,080,000)	0	0	(1,080,000)	(1,080,000)	0
Employees share option scheme	18,004	0	18,004	0	18,004	0
Dividends paid by subsidiaries to non-controlling interests	(28,775)	0	0	0	0	(28,775)
Utilisation of safety production fund	0	0	(607)	607	0	0
Ending Balance at Dec. 31, 2016	25,003,235	10,800,000	4,237,276	9,684,689	24,721,965	281,270
Profit for the year	6,154,159	0	0	6,143,222	6,143,222	10,937
Other comprehensive income/(loss)	(810)	0	(810)	0	(810)	0
Total comprehensive income for the year	6,153,349	0	(810)	6,143,222	6,142,412	10,937
Dividends proposed and approved	(2,700,000)	0	0	(2,700,000)	(2,700,000)	0
Employees share option scheme	(10,640)	0	(10,640)	0	(10,640)	0
Exercise of share option	76,496	14,177	62,319	0	76,496	0
Dividends paid by subsidiaries to non-controlling interests	(6,900)	0	0	0	0	(6,900)
Utilisation of safety production fund	0	0	(346)	346	0	0
Ending Balance at Dec. 31, 2017	¥ 28,515,540	¥ 10,814,177	¥ 4,287,799	¥ 13,128,257	¥ 28,230,233	¥ 285,307